Quarterly Financial Data (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012
After Tax Special Charges Associated With Restructuring and Realignment Activities	$ 97	$ 13	$ 34	$ 32	$ 75	$ 66	$ 27	$ 29
Tax Adjustments, Settlements, and Unusual Provisions	15	(15)		(21)	46
After Tax Make-whole Redemption Charge			101
After Tax Special Charges For Intangible Asset Impairment Charges	19		8		11	15
Acquisition related costs, net of tax	15	2	3
Licensing Agreements [Member]
After-tax loss contingency expense			14					25
Field Action Cost IESD [Member]
After-tax loss contingency expense	25				27
Cardiomems [Member]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Loss				$ 29